Revenue - Schedule of Disaggregation of Revenue (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total services revenue		$ 786		$ 1,740	$ 19,844	$ 888
Grant revenue	114	1,475	114	2,049	3,380	3,557
Total revenues	114	2,261	114	3,789	23,224	4,445
Project revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total services revenue		442		975	19,065	300
Engineering services revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total services revenue		$ 344		$ 765	$ 779	$ 588